Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current Assets
Cash and cash equivalents	$ 16,537,174	$ 7,407,990
Accounts receivables	154,537	149,361
Prepaid expenses	1,560,847	1,632,647
Deferred IPO costs		783,889
Notes receivable	180,000
Income tax receivable	1,149,506	668,639
Total current assets	19,582,064	10,642,526
Non-current assets
Property and equipment, net	3,479,922	3,120,564
Long term prepaid expenses		159,382
Deferred income tax assets	321,057
Note receivable		280,000
Right-of-use assets	626,596
Total assets	24,009,639	14,202,472
Current liabilities
Accounts payable and other liabilities	2,960,915	1,976,668
Student deposits	681,818	994,940
Due to related party	140,000	140,000
Lease liabilities – current	259,297
Deferred revenue	4,569,664	3,608,237
Total current liabilities	8,611,694	6,719,845
Non-current liabilities
Lease liabilities – non current	461,997
Total liabilities	9,073,691	6,719,845
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0015873 par value, 31,500,000 shares authorized, 10,412,843 and 7,938,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	16,528	12,600
Additional paid-in capital	11,464,979	2,731,273
Subscription receivable	(200,000)
Retained earnings	3,654,441	4,738,754
Total shareholders’ equity	14,935,948	7,482,627
Total liabilities and shareholders’ equity	$ 24,009,639	$ 14,202,472